SUBSEQUENT EVENTS (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended				6 Months Ended		12 Months Ended
	Dec. 17, 2018 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 DKK (kr)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Subsequent Event [Line Items]
Revenues					$ 168,812	$ 134,646
Euro Member Countries, Euro [Member] | Procheck International B.V. [Member]
Subsequent Event [Line Items]
Revenues | €								€ 16,400
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount		$ 10,000
Credit facility, expiration date		Oct. 31, 2021
Subsequent Event [Member] | Procheck International B.V. [Member]
Subsequent Event [Line Items]
Revenues	$ 18,500
Estimated revenues	22,100
Closing costs	$ 9,000
Subsequent Event [Member] | Euro Member Countries, Euro [Member] | Procheck International B.V. [Member]
Subsequent Event [Line Items]
Estimated revenues | €							€ 19,600
Closing costs | €							€ 8,000
Subsequent Event [Member] | Detact Security Solution A.B [Member]
Subsequent Event [Line Items]
Percentage of acquistion of outstanding shares			100.00%	100.00%
Subsequent Event [Member] | Detact Security Solution A.B [Member] | Danish Krone
Subsequent Event [Line Items]
Consideration of acquisition | kr				kr 9,500
Subsequent Event [Member] | Detact Security Solution A.B [Member] | United States of America, Dollars
Subsequent Event [Line Items]
Consideration of acquisition			$ 1,063